Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of company's grants under the Plan
Date of grant	Options amount	Exercise price	Fair value at the date of grant (2)	Volatility (3)	Risk free interest	Expected term
		in NIS	in thousand $			In years
June 20, 2018	33,502	29.80-59.40	130	75.50%	2.24%	10
June 20, 2018	11,500	28.60	72	75.30%	2.24%	10
October 2, 2019	269,476	0.02-4.062	189	81.33%	0.72%	3
February 25, 2020 (1)	526,589	0.001	27			3
May 26, 2020 (1)	306,870	0.00	10			3
August 2, 2020	51,290,000	0.00-0.151	1,341	99.89-109.54%	0.16-0.71%	3-10
August 30, 2020	300,000	0.131	5	99.08%	0.74%	10
September 15, 2020	36,450,000	0.151	483	98.66-120.99%	0.07-0.82%	1.5-10
December 23, 2020 (1)	422,400	0.00	13			3

Schedule of share options outstanding and weighted average exercise prices
	2020		2019		2018
	Number	Average	Number	Average	Number	Average
	of	exercise	of	Exercise	of	Exercise
	options	price	options	Price	options	Price
		$		$		$
Outstanding at beginning of year:	261,276	6.20	173,628	22.19	202,763	25.20
Granted	89,296,128	0.03	269,476	0.88	45,002	9.20
Exercised	(251,299)	-	(66,330)	0.01	(8,963)	11.40
Forfeited	(1,050,000)	0.04	(20,720)	11.26	(47,767)	24.60
Expired	(3,281)	26.05	(15,476)	16.89	(17,407)	22.60
Cancelled	-	-	(79,302)	24.93	-	-
Outstanding at end of year	88,252,824	0.05	261,276	6.20	173,628	22.20
Exercisable at end of year	5,909,170	0.15	253,871	3.22	93,969	17.80

Schedule of information about exercise price and remaining contractual life of options outstanding
	2020		2019		2018
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	outstanding	remaining	outstanding	remaining	outstanding	remaining
Exercise	at	contractual	at	contractual	at	contractual
Prices	end of year	Life	end of year	Life	end of year	Life
$		Years		Years		Years
-	55,571	2.40	-	-	-	-
-	3,050,000	2.59	-	-	-	-
-	422,400	2.98	-	-	-	-
-	20,850,000	9.59	-	-	-	-
-	526,859	2.15	-	-	-	-
0.04	300,000	9.67	-	-	-	-
0.04	180,000	2.59	-	-	-	-
0.04	26,160,000	9.59	-	-	-	-
0.04	34,350,000	9.59	-	-	-	-
0.04	2,100,000	1.20
1.17	203,146	1.75	203,146	2.76	-	-
7.97	14,771	3.38	14,771	4.39	14,771	5.39
7.97	10,992	4.22	10,992	5.23	16,139	6.25
7.97	13,081	5.05	13,081	6.05	13,081	7.05
7.97	500	7.47	1,281	8.48	18,501	9.48
7.97	7,500	7.47	7,500	8.48	10,000	9.48
12.20	-	-	-	-	941	6.01
16.40	-	-	-	-	5,000	9.48
24.40	1,000	6.91	1,000	7.91	13,500	8.91
24.80	2,004	5.66	2,004	6.66	21,570	7.66
24.80	-	-	-	-	7,778	7.71
24.80	2,500	6.24	2,500	7.24	16,145	8.24
24.80	-	-	-	-	11,501	8.56
24.80	-	-	-	-	5,000	8.32
24.80	-	-	2,500	1.58	7,500	8.66
25.60	-	-	-	-	-	-
27.40	-	-	-	-	170	7.66
31.60	-	-	-	-	2,500	8.66
34.60	-	-	-	-	2,500	0.66
35.20	-	-	-	-	1,406	8.25
36.60	-	-	-	-	-	-
38.80	2,500	6.56	2,500	7.56	5,625	8.56
	88,252,824		261,276		173,628

Schedule of expenses recognized in the financial statements
	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Share-based payment plans	742	612	381